Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2022
Prepaid expenses and deposits
Prepaid Expenses And Deposits	5. Prepaid expenses and deposits
	December 31,	December 31,
	2022	2021

Prepaid expenses	$36,157	$74,270
Aircraft deposit	-	191,166
	36,157	265,436